SCHEDULE OF MAJOR SUBSIDIARIES CONSOLIDATED INTO FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2025
Techcreate B VI [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation or acquisition	Jul. 31, 2024
Place of incorporation	British Virgin Islands
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Techcreate Solution Private Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation or acquisition	Mar. 16, 2015
Place of incorporation	Singapore
Percentage of direct or indirect	100.00%
Principal activities	Management consultancy services
Diginus Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation or acquisition	Feb. 06, 2020
Place of incorporation	Singapore
Percentage of direct or indirect	100.00%
Principal activities	Sale of software licenses
TC Digital Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation or acquisition	May 12, 2023
Place of incorporation	Singapore
Percentage of direct or indirect	100.00%
Principal activities	Management consultancy services